PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                          STRONG MID CAP GROWTH FUND II
                                 INVESTOR CLASS

                 Supplement to the Prospectus dated May 1, 2003



STRONG MID CAP GROWTH FUND II
Effective June 30, 2003, Mr. Brandon M. Nelson is the sole Portfolio Manager of the Strong Mid Cap Growth Fund II. Mr. Nelson's biography can be found on page 3 of the prospectus.





           The date of this Prospectus Supplement is June 16, 2003.







RT35132 06-03                                                     WH3185 06-03